Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,165	$ 979
Provision for credit losses
Originations	860	283
Maturities	(780)	(327)
Changes in risk, parameters and exposures	2,060	705
Write-offs	(437)	(440)
Recoveries	57	43
Exchange rate and other	(130)	(78)
Balance at end of period	2,795	1,165
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	281	274
Provision for credit losses
Transfers to Stage 1	154	145
Transfers to Stage 2	(200)	(33)
Transfers to Stage 3	(14)	(5)
Originations	860	239
Maturities	(479)	(162)
Changes in risk, parameters and exposures	410	(178)
Exchange rate and other	(17)	1
Balance at end of period	995	281
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	396	340
Provision for credit losses
Transfers to Stage 1	(149)	(133)
Transfers to Stage 2	221	36
Transfers to Stage 3	(116)	(57)
Originations		44
Maturities	(301)	(165)
Changes in risk, parameters and exposures	1,091	331
Exchange rate and other	(10)
Balance at end of period	1,132	396
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	488	365
Provision for credit losses
Transfers to Stage 1	(5)	(12)
Transfers to Stage 2	(21)	(3)
Transfers to Stage 3	130	62
Changes in risk, parameters and exposures	559	552
Write-offs	(437)	(440)
Recoveries	57	43
Exchange rate and other	(103)	(79)
Balance at end of period	$ 668	$ 488